Quarterly Holdings Report
for
Fidelity® SAI Enhanced Core Bond Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ECB-NPRT3-0726
1.9918576.101
Asset-Backed Securities - 3.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.3%
Ally Auto Receivables Trust Series 2022-3 Class A4, 5.07% 10/16/2028	125,469	125,521
Ally Auto Receivables Trust Series 2026-1 Class A2, 3.91% 11/15/2028	2,750,000	2,746,213
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	1,500,000	1,528,463
American Express Credit Account Master Trust Series 2025-5 Class A, 4.51% 7/15/2032	2,200,000	2,209,365
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	2,500,000	2,494,797
BMW Vehicle Lease Trust Series 2026-1 Class A2A, 4.03% 7/25/2028	2,750,000	2,746,903
BMW Vehicle Owner Trust Series 2023-A Class A4, 5.25% 11/26/2029	79,000	79,660
Capital One Multi-Asset Execution Trust Series 2025-A2 Class A, 4.02% 9/15/2032	2,300,000	2,266,435
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A, 4.65% 10/15/2037	2,000,000	1,965,005
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	497,087	499,054
CarMax Auto Owner Trust Series 2023-1 Class A4, 4.65% 1/16/2029	221,000	221,521
CarMax Auto Owner Trust Series 2023-2 Class A4, 5.01% 11/15/2028	567,000	570,333
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	154,996	155,649
CarMax Auto Owner Trust Series 2024-1 Class A4, 4.94% 8/15/2029	250,000	252,187
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	559,452	562,636
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	225,000	226,185
Carvana Auto Receivables Trust Series 2025-P4 Class A4, 4.25% 11/10/2031	2,500,000	2,478,878
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	2,700,000	2,697,190
Carvana Auto Receivables Trust Series 2026-P2 Class A4, 4.91% 8/10/2032	2,250,000	2,262,606
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	5,000,000	5,456,151
CNH Equipment Trust Series 2023-B Class A4, 5.46% 3/17/2031	350,000	356,624
CNH Equipment Trust Series 2025-A Class A4, 4.54% 9/15/2032	740,000	741,713
CNH Equipment Trust Series 2026-A Class A3, 4% 5/15/2031	2,500,000	2,476,424
CNH Equipment Trust Series 2026-A Class A4, 4.14% 7/15/2033	1,000,000	987,393
Daimler Trucks Retail Trust Series 2024-1 Class A4, 5.56% 7/15/2031	240,000	242,911
DRIVE Series 2025-1 Class A3, 4.73% 9/15/2032	1,750,000	1,754,501
Exeter Automobile Receivables Trust Series 2025-3A Class A3, 4.78% 7/16/2029	350,000	350,973
Ford Credit Auto Lease Trust Series 2025-A Class A3, 4.72% 6/15/2028	240,000	240,940
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	165,000	164,153
Ford Credit Auto Owner Trust Series 2023-A Class A4, 4.56% 12/15/2028	250,000	250,730
Ford Credit Auto Owner Trust Series 2024-C Class A4, 4.11% 7/15/2030	400,000	397,781
Ford Credit Auto Owner Trust Series 2026-A Class A2A, 4.02% 1/15/2029	2,390,000	2,388,997
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	2,025,000	2,008,051
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,500,000	1,506,875
GM Financial Automobile Leasing Trust Series 2026-1 Class A3, 3.88% 1/22/2029	2,500,000	2,485,844
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A4, 4.43% 10/16/2028	400,000	400,783
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class B, 4.82% 10/16/2028	500,000	502,427
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A4, 4.86% 6/18/2029	178,000	179,418
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A4, 5.04% 9/17/2029	160,000	161,797
GM Financial Leasing Trust Series 2024-1 Class A4, 5.09% 2/22/2028	99,172	99,236
Gmf Leasing LLC Series 2025-2 Class A3, 4.58% 5/22/2028	869,000	872,497
Gmf Leasing LLC Series 2025-2 Class A4, 4.64% 4/20/2029	3,750,000	3,767,317
Harley-Davidson Motorcycle Trust Series 2024-A Class A4, 5.29% 12/15/2031	180,000	182,383
Honda Auto Receivables Owner Trust Series 2023-1 Class A4, 4.97% 6/21/2029	100,000	100,140
Honda Auto Receivables Owner Trust Series 2024-1 Class A4, 5.17% 5/15/2030	120,000	121,210
Hyundai Auto Receivables Trust Series 2023-A Class A4, 4.48% 7/17/2028	77,846	77,925
Hyundai Auto Receivables Trust Series 2023-B Class A4, 5.31% 8/15/2029	75,000	75,713
John Deere Owner Trust Series 2024-C Class A4, 4.15% 8/15/2031	45,000	44,823
John Deere Owner Trust Series 2025-A Class A3, 4.23% 9/17/2029	245,000	245,198
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4, 6.01% 1/15/2031	800,000	818,629
Nissan Auto Lease Trust Series 2024-A Class A4, 4.97% 9/15/2028	700,000	700,392
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	1,100,000	1,091,618
Nissan Auto Receivables Owner Trust Series 2023-A Class A4, 4.85% 6/17/2030	500,000	502,262
Nissan Auto Receivables Owner Trust Series 2025-A Class A4, 4.57% 11/15/2030	750,000	752,527
Nissan Auto Receivables Owner Trust Series 2026-A Class A3, 4.47% 12/16/2030	4,500,000	4,506,014
PSNH Funding LLC Series 2018-1 Class A3, 3.814% 2/1/2035	500,000	484,758
Santander Drive Auto Receivables Trust Series 2022-3 Class C, 4.49% 8/15/2029	312,650	312,836
Santander Drive Auto Receivables Trust Series 2022-4 Class C, 5% 11/15/2029	152,308	152,744
Santander Drive Auto Receivables Trust Series 2023-5 Class B, 6.16% 12/17/2029	133,475	134,452
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	1,640,000	1,628,496
Synchrony Card Issuance Trust Series 2023-A1 Class A, 5.54% 7/15/2029	1,500,000	1,502,866
Synchrony Card Issuance Trust Series 2024-A2 Class A, 4.93% 7/15/2030	2,160,000	2,177,439
Synchrony Card Issuance Trust Series 2025-A1 Class A, 4.78% 2/15/2031	2,000,000	2,016,408
Synchrony Card Issuance Trust Series 2025-A2 Class A, 4.49% 5/15/2031	1,000,000	1,001,803
Toyota Auto Receivables Owner Trust Series 2026-B Class A2A, 4.04% 2/15/2029	2,750,000	2,748,366
Toyota Lease Owner Trust Series 2026-A Class A3, 3.82% 2/20/2029 (d)	2,500,000	2,481,849
Verizon Master Trust Series 2024-3 Class B, 5.54% 4/22/2030	100,000	101,041
Volkswagen Auto Lease Trust Series 2025-B Class A3, 4.01% 1/22/2029	2,300,000	2,294,996
Volkswagen Auto Lease Trust Series 2025-B Class A4, 4% 5/20/2030	2,980,000	2,976,242
Volkswagen Auto Lease Trust Series 2026-A Class A3, 4.17% 3/20/2029	3,600,000	3,587,083
Westlake Automobile Receivables Trust Series 2026-P1 Class A3, 3.92% 3/15/2030 (d)	2,500,000	2,482,133
WOART Series 2025-C Class A4, 4.19% 11/17/2031	1,000,000	992,595
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	4,000,000	4,043,230
World Financial Network Credit Card Master Trust Series 2024-B Class A, 4.62% 5/15/2031	2,130,000	2,138,165
World Omni Auto Trust Series 2024-C Class A4, 4.44% 5/15/2030	130,000	130,062
World Omni Automobile Lease Securitization Trust Series 2026-A Class A3, 4.14% 5/15/2029	3,150,000	3,133,586
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	2,000,000	1,982,203
TOTAL UNITED STATES		101,604,324
TOTAL ASSET-BACKED SECURITIES (Cost $102,110,689)		101,604,324

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	878,000	880,489
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (c)	2,000,000	1,978,002
Truist Bank 4.42% 7/24/2028 (c)	2,500,000	2,498,484

TOTAL UNITED STATES		5,356,975
TOTAL BANK NOTES (Cost $5,378,000)		5,356,975

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	1,150,000	1,135,674
BANK Series 2018-BN12 Class AS, 4.3195% 5/15/2061 (c)	665,000	646,572
BANK Series 2019-BN20 Class A3, 3.011% 9/15/2062	350,000	330,738
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	350,000	329,371
BANK Series 2019-BN22 Class A4, 2.978% 11/15/2062	160,000	151,043
BANK Series 2019-BN24 Class A3, 2.96% 11/15/2062	1,127,000	1,060,465
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	800,000	740,372
BANK Series 2020-BN25 Class AS, 2.841% 1/15/2063	355,000	324,979
BANK Series 2020-BN26 Class A4, 2.403% 3/15/2063	250,000	228,807
BANK Series 2020-BN27 Class A5, 2.144% 4/15/2063	642,000	574,080
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	3,000,000	2,663,884
BANK Series 2020-BN29 Class A4, 1.997% 11/15/2053	1,805,000	1,592,442
BANK Series 2021-BN31 Class A4, 2.036% 2/15/2054	300,000	265,657
BANK Series 2021-BN35 Class AS, 2.457% 6/15/2064	360,000	311,894
BANK Series 2021-BN37 Class A5, 2.618% 11/15/2064	148,000	131,678
BANK Series 2022-BNK39 Class A3, 2.675% 2/15/2055	750,000	668,418
BANK Series 2022-BNK40 Class A4, 3.3892% 3/15/2064 (c)	3,500,000	3,242,742
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (c)	1,980,000	1,919,607
BANK Series 2023-5YR3 Class A2, 6.255% 9/15/2056	1,438,122	1,474,152
BANK Series 2023-5YR4 Class A3, 6.5% 12/15/2056	1,298,420	1,341,329
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	1,152,000	1,159,648
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	430,000	445,894
Bank5 2024-5yr5 Series 2024-5YR5 Class A3, 5.702% 2/15/2029	1,724,533	1,760,801
BANK5 Series 2024-5YR8 Class A3, 5.884% 8/15/2057	100,000	103,083
BBCMS Mortgage Trust Series 2023-C19 Class A2B, 5.753% 4/15/2056	350,000	353,370
BBCMS Mortgage Trust Series 2025-5C33 Class A4, 5.839% 3/15/2058	140,000	144,571
BBCMS Mortgage Trust Series 2025-5C33 Class AS, 6.168% 3/15/2058	400,000	412,135
Benchmark Mortgage Trust Series 2019-B14 Class A4, 2.7946% 12/15/2062	400,000	376,614
Benchmark Mortgage Trust Series 2019-B15 Class A5, 2.928% 12/15/2072	450,000	419,527
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,400,000	1,232,264
Benchmark Mortgage Trust Series 2021-B23 Class A5, 2.07% 2/15/2054	1,500,000	1,318,080
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	1,500,000	1,345,933
Benchmark Mortgage Trust Series 2021-B29 Class A3, 2.284% 9/15/2054	710,000	663,743
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	500,000	461,853
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	300,000	289,167
Benchmark Mortgage Trust Series 2023-B38 Class A2, 5.626% 4/15/2056	2,500,000	2,523,750
Benchmark Mortgage Trust Series 2024-V10 Class AS, 5.7253% 9/15/2057 (c)	145,000	147,281
Benchmark Mortgage Trust Series 2024-V6 Class AS, 6.3843% 3/15/2057	420,000	432,572
Benchmark Mortgage Trust Series 2024-V9 Class AS, 6.0641% 8/15/2057 (c)	885,000	905,571
Benchmark Mortgage Trust Series 2025-V17 Class AM, 5.4245% 9/15/2058	156,000	157,236
BMO Mortgage Trust Series 2023-5C2 Class A3, 7.0548% 11/15/2056 (c)	500,000	523,871
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050	590,000	582,575
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A4, 2.832% 8/10/2049	195,685	195,261
COMM Mortgage Trust Series 2018-COR3 Class A3, 4.228% 5/10/2051	200,000	196,573
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5, 3.4578% 11/15/2050	450,000	439,019
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A4, 2.968% 12/15/2052	175,000	164,876
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A3, 2.5608% 3/15/2053	250,000	226,725
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3, 2.8048% 3/15/2054	150,000	137,119
Fannie Mae Guaranteed REMIC Series 2021-M11 Class A2, 1.4569% 3/25/2031 (c)	200,000	174,529
Fannie Mae Guaranteed REMIC Series 2024-M5 Class 1A2C, 4.45% 8/25/2034	1,500,000	1,464,913
Fannie Mae Mortgage pass-thru certificates Series 2020-M42 Class A2, 1.27% 7/25/2030	250,000	222,112
Fannie Mae-Aces Series 2021-M1 Class A2, 1.4315% 11/25/2030 (c)	150,000	132,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class AM, 3.85% 5/25/2028	465,000	460,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K154 Class A3, 3.459% 11/25/2032	250,000	235,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1512 Class A3, 3.059% 4/25/2034	750,000	671,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K115 Class A1, 0.743% 11/25/2029	76,506	71,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	700,000	622,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,000,000	890,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K147 Class A1, 3.39% 2/25/2032	398,351	384,547
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-162 Class A2, 5.15% 12/25/2033	1,500,000	1,546,665
GS Mortgage Securities Trust Series 2017-GS5 Class A4, 3.674% 3/10/2050	400,000	397,198
GS Mortgage Securities Trust Series 2017-GS7 Class A4, 3.43% 8/10/2050	670,000	661,688
GS Mortgage Securities Trust Series 2017-GS8 Class A4, 3.469% 11/10/2050	800,000	788,157
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	100,000	98,918
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052	613,000	601,627
GS Mortgage Securities Trust Series 2019-GC39 Class A4, 3.567% 5/10/2052	200,000	191,517
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	1,000,000	876,439
GS Mortgage Securities Trust Series 2021-GSA3 Class A5, 2.6183% 12/15/2054	195,000	173,098
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3, 3.1413% 12/15/2049	300,000	298,024
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A5, 3.6939% 3/15/2050	350,000	346,308
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A5, 2.86% 9/15/2049	368,196	366,128
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5, 3.102% 11/15/2049	450,000	447,513
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A4, 3.049% 11/15/2049	500,000	494,721
Morgan Stanley Capital I Trust Series 2017-H1 Class A5, 3.53% 6/15/2050	450,000	445,827
UBS Commercial Mortgage Trust Series 2017-C3 Class A4, 3.426% 8/15/2050	150,000	147,737
UBS Commercial Mortgage Trust Series 2018-C10 Class A4, 4.3134% 5/15/2051	350,000	346,683
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	100,000	98,719
UBS Commercial Mortgage Trust Series 2019-C17 Class A4, 2.921% 10/15/2052	150,000	141,623
Wells Fargo Commercial Mortgage Trust Series 2017-C39 Class A5, 3.418% 9/15/2050	500,000	491,343
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A4, 3.581% 10/15/2050	1,300,000	1,284,403
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4, 3.311% 6/15/2052	750,000	715,205
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A5, 2.626% 4/15/2054	500,000	450,513
TOTAL UNITED STATES		52,992,506
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $52,885,221)		52,992,506

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Province of British Columbia 4.75% 6/12/2034	2,500,000	2,529,963
Province of Ontario 4.85% 6/11/2035	2,500,000	2,544,340
TOTAL CANADA		5,074,303
HUNGARY - 0.2%
Hungary Government 5.5% 3/26/2036 (d)	3,100,000	3,106,324
Hungary Government 6% 9/26/2035 (d)	750,000	779,107
Hungary Government 7.625% 3/29/2041	1,850,000	2,172,992
TOTAL HUNGARY		6,058,423
ISRAEL - 0.3%
Israel Government 2.75% 7/3/2030	2,500,000	2,305,773
Israel Government 4.5% 1/13/2031	5,000,000	4,905,756
Israel Government 5.75% 3/12/2054	2,000,000	1,905,868
TOTAL ISRAEL		9,117,397
MEXICO - 0.5%
United Mexican States 4.75% 4/27/2032	3,000,000	2,880,375
United Mexican States 5.375% 3/22/2033	2,100,000	2,055,669
United Mexican States 5.625% 2/9/2034	9,500,000	9,338,596
United Mexican States 5.85% 7/2/2032	1,500,000	1,516,950
TOTAL MEXICO		15,791,590
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	2,500,000	2,367,675
Panamanian Republic 6.4% 2/14/2035	1,300,000	1,381,432
TOTAL PANAMA		3,749,107
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,398,822)		39,790,820

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California - 0.1%
General Obligations - 0.1%
State of California 7.55% 4/1/2039	1,400,000	1,666,361
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 A 1, 4.214% 6/1/2050	1,000,000	719,768
TOTAL CALIFORNIA		2,386,129
TOTAL MUNICIPAL SECURITIES (Cost $2,385,792)		2,386,129

Non-Convertible Corporate Bonds - 30.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Woodside Finance Ltd 4.9% 5/19/2028	2,800,000	2,820,351
Financials - 0.3%
Banks - 0.3%
Australia & New Zealand Banking Group Ltd/New York NY 4.362% 6/18/2028	2,500,000	2,506,879
Westpac Banking Corp 4.322% 11/23/2031 (c)	800,000	798,525
Westpac Banking Corp 6.82% 11/17/2033	3,575,000	3,908,771
TOTAL FINANCIALS		7,214,175
Materials - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings PLC 3.75% 10/1/2030	1,069,000	1,022,875
TOTAL AUSTRALIA		11,057,401
BELGIUM - 0.3%
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	7,500,000	9,461,721
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd 5.75% 6/5/2033	2,500,000	2,566,660
RenaissanceRe Holdings Ltd 5.8% 4/1/2035	1,350,000	1,388,502

TOTAL BERMUDA		3,955,162
CANADA - 1.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 5.3% 2/15/2034	1,500,000	1,492,034
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cenovus Energy Inc 5.4% 3/20/2036	3,308,000	3,302,588
Cenovus Energy Inc 5.4% 6/15/2047	3,000,000	2,780,996
Enbridge Inc 4.5% 2/15/2031	2,300,000	2,275,892
Enbridge Inc 4.6% 6/20/2028	439,000	440,486
Suncor Energy Inc 6.8% 5/15/2038	2,500,000	2,743,424
TransCanada PipeLines Ltd 4.625% 3/1/2034	4,250,000	4,119,298
TransCanada PipeLines Ltd 6.125% 10/17/2056 (c)	1,250,000	1,259,205
TransCanada PipeLines Ltd 7% 6/1/2065 (c)	1,000,000	1,030,178
TransCanada PipeLines Ltd 7.25% 8/15/2038	500,000	575,313
TransCanada PipeLines Ltd 7.625% 1/15/2039	750,000	888,472
TOTAL ENERGY		19,415,852
Financials - 1.1%
Banks - 0.7%
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (c)	4,000,000	4,075,723
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	1,000,000	1,005,962
Royal Bank of Canada 3.995% 11/3/2028 (c)	2,500,000	2,486,102
Royal Bank of Canada 4.498% 8/6/2029 (c)	2,500,000	2,498,588
Toronto Dominion Bank 3.625% 9/15/2031 (c)	3,450,000	3,439,050
Toronto Dominion Bank 4.574% 6/2/2028	2,000,000	2,005,955
Toronto Dominion Bank 5.146% 9/10/2034 (c)	3,600,000	3,622,198
		19,133,578
Capital Markets - 0.2%
Brookfield Finance Inc 4.85% 3/29/2029	200,000	200,784
Brookfield Finance Inc 5.675% 1/15/2035	3,640,000	3,707,563
Brookfield Finance Inc 6.35% 1/5/2034	1,300,000	1,386,984
		5,295,331
Insurance - 0.2%
Manulife Financial Corp 4.061% 2/24/2032 (c)	7,000,000	6,956,593
TOTAL FINANCIALS		31,385,502
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 5.4% 6/21/2034	1,000,000	1,019,286
Metals & Mining - 0.0%
Kinross Gold Corp 6.25% 7/15/2033	750,000	800,575
TOTAL MATERIALS		1,819,861
TOTAL CANADA		54,113,249
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA 4.875% 6/12/2028	200,000	200,860
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 9% 3/1/2031 (c)	2,500,000	2,937,429
GERMANY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (c)	1,400,000	1,584,497
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	796,000	917,948
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (c)	1,500,000	1,495,194
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	750,000	753,791
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (c)	1,945,000	1,963,221
Deutsche Bank AG/New York NY 5.414% 5/10/2029	3,450,000	3,538,073
TOTAL FINANCIALS		7,750,279
TOTAL GERMANY		10,252,724
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	2,800,000	2,743,679
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)	950,000	968,174
TOTAL FINANCIALS		3,711,853
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	75,000	75,931
TOTAL IRELAND		3,787,784
JAPAN - 0.8%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Honda Motor Co Ltd 4.436% 7/8/2028	4,500,000	4,493,482
Financials - 0.7%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	1,250,000	1,129,637
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	2,250,000	2,085,472
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	1,000,000	958,639
Mizuho Financial Group Inc 2.201% 7/10/2031 (c)	7,000,000	6,323,818
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	2,448,000	2,445,297
Sumitomo Mitsui Financial Group Inc 4.66% 7/8/2031 (c)	2,800,000	2,788,579
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	2,000,000	2,040,176
Sumitomo Mitsui Financial Group Inc 5.334% 3/3/2041 (c)	500,000	489,631
Sumitomo Mitsui Financial Group Inc 5.71% 1/13/2030	750,000	775,091
		19,036,340
Financial Services - 0.0%
ORIX Corp 5.4% 2/25/2035	1,000,000	1,012,167
TOTAL FINANCIALS		20,048,507
TOTAL JAPAN		24,541,989
KOREA (SOUTH) - 0.4%
Financials - 0.4%
Banks - 0.4%
Export-Import Bank of Korea 3.75% 1/13/2029	3,500,000	3,464,168
Export-Import Bank of Korea 3.875% 1/13/2031	3,000,000	2,943,556
Korea Development Bank/The 4% 1/28/2031	5,000,000	4,928,710

TOTAL KOREA (SOUTH)		11,336,434
LUXEMBOURG - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA 6.55% 11/29/2027	2,000,000	2,056,034
ArcelorMittal SA 7% 10/15/2039 (c)	5,000,000	5,578,617

TOTAL LUXEMBOURG		7,634,651
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.875% 5/7/2030	1,500,000	1,396,103
America Movil SAB de CV 3.625% 4/22/2029	2,000,000	1,939,610

TOTAL MEXICO		3,335,713
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Corp Andina de Fomento 4.125% 6/30/2028	1,750,000	1,746,413
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
ING Groep NV 4.05% 4/9/2029	1,500,000	1,483,350
ING Groep NV 5.066% 3/25/2031 (c)	1,750,000	1,767,972
ING Groep NV 5.335% 3/19/2030 (c)	2,750,000	2,802,636
TOTAL FINANCIALS		6,053,958
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,019,000	1,015,029
TOTAL NETHERLANDS		7,068,987
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 3.125% 4/6/2030	100,000	95,451
SPAIN - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco Santander SA 1.722% 9/14/2027 (c)	2,200,000	2,183,003
Banco Santander SA 5.294% 8/18/2027	2,000,000	2,020,207
Banco Santander SA 5.552% 3/14/2028 (c)	1,400,000	1,411,690
Banco Santander SA 5.565% 1/17/2030	600,000	614,636
Banco Santander SA 6.033% 1/17/2035	1,000,000	1,048,238
Banco Santander SA 6.921% 8/8/2033	3,565,000	3,873,999

TOTAL SPAIN		11,151,773
UNITED KINGDOM - 2.1%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 7.079% 8/2/2043	6,250,000	6,968,516
Financials - 1.8%
Banks - 1.6%
Barclays PLC 3.564% 9/23/2035 (c)	1,000,000	938,055
Barclays PLC 5.088% 6/20/2030 (c)	1,750,000	1,755,522
Barclays PLC 7.119% 6/27/2034 (c)	6,675,000	7,306,734
Barclays PLC 7.437% 11/2/2033 (c)	307,000	343,431
HSBC Holdings PLC 3.973% 5/22/2030 (c)	5,500,000	5,388,601
HSBC Holdings PLC 4.583% 6/19/2029 (c)	1,000,000	998,932
HSBC Holdings PLC 4.619% 11/6/2031 (c)	1,000,000	987,836
HSBC Holdings PLC 4.755% 6/9/2028 (c)	625,000	626,628
HSBC Holdings PLC 5.13% 3/3/2031 (c)	1,750,000	1,766,227
HSBC Holdings PLC 5.24% 5/13/2031 (c)	1,250,000	1,265,894
HSBC Holdings PLC 5.719% 3/4/2035 (c)	1,000,000	1,030,317
HSBC Holdings PLC 7.399% 11/13/2034 (c)	1,000,000	1,114,135
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	5,000,000	4,937,767
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	2,062,000	2,039,314
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	1,950,000	1,918,041
Lloyds Banking Group PLC 4.55% 8/16/2028	1,250,000	1,252,474
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	500,000	502,770
NatWest Group PLC 4.445% 5/8/2030 (c)	7,000,000	6,952,033
NatWest Group PLC 5.115% 5/23/2031 (c)	1,000,000	1,009,316
NatWest Group PLC 6.475% 6/1/2034 (c)	1,950,000	2,021,348
Santander UK Group Holdings PLC 3.823% 11/3/2028 (c)	1,000,000	989,576
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	2,250,000	2,230,552
Santander UK Group Holdings PLC 5.694% 4/15/2031 (c)	475,000	487,186
		47,862,689
Capital Markets - 0.2%
Marex Group PLC 5.68% 4/21/2031	1,250,000	1,252,323
Marex Group PLC 5.829% 5/8/2028	2,650,000	2,683,835
Marex Group PLC 6.404% 11/4/2029	1,875,000	1,934,770
		5,870,928
TOTAL FINANCIALS		53,733,617
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 1.75% 5/28/2028	1,025,000	978,428
Industrials - 0.1%
Machinery - 0.1%
nVent Finance Sarl 5.65% 5/15/2033	1,000,000	1,028,329
Weir Group Inc 5.35% 5/6/2030 (d)	750,000	759,253
TOTAL INDUSTRIALS		1,787,582
TOTAL UNITED KINGDOM		63,468,143
UNITED STATES - 22.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc 5.875% 11/30/2045	2,350,000	2,317,002
Verizon Communications Inc 6.2% 5/14/2056 (c)	5,000,000	5,075,335
		7,392,337
Interactive Media & Services - 0.5%
Alphabet Inc 5.25% 5/15/2055	1,500,000	1,414,373
Alphabet Inc 5.45% 11/15/2055	2,000,000	1,931,457
Alphabet Inc 5.65% 2/15/2056	3,250,000	3,230,826
Meta Platforms Inc 5.25% 5/15/2036	1,250,000	1,248,943
Meta Platforms Inc 5.55% 8/15/2064	1,250,000	1,111,898
Meta Platforms Inc 6.3% 5/15/2056	5,500,000	5,549,559
		14,487,056
Media - 0.0%
Fox Corp 4.709% 1/25/2029	1,200,000	1,204,170
TOTAL COMMUNICATION SERVICES		23,083,563
Consumer Discretionary - 1.1%
Automobiles - 0.6%
American Honda Finance Corp 4.45% 10/22/2027	1,000,000	1,000,124
American Honda Finance Corp 4.55% 7/9/2027	1,800,000	1,803,220
Ford Motor Co 4.346% 12/8/2026	1,250,000	1,247,507
General Motors Co 5.35% 4/15/2028	1,250,000	1,266,732
General Motors Co 6.6% 4/1/2036	5,000,000	5,378,318
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	979,518
General Motors Financial Co Inc 5.35% 1/7/2030	500,000	509,742
General Motors Financial Co Inc 5.45% 1/8/2036	3,000,000	2,994,168
General Motors Financial Co Inc 6.1% 1/7/2034	2,000,000	2,096,337
		17,275,666
Broadline Retail - 0.2%
Amazon.com Inc 5.45% 11/20/2055	2,500,000	2,385,622
Amazon.com Inc 5.55% 11/20/2065	2,500,000	2,370,718
Amazon.com Inc 5.95% 3/13/2066	1,500,000	1,511,260
		6,267,600
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 5.5% 4/15/2036	1,500,000	1,483,897
Las Vegas Sands Corp 3.5% 8/18/2026	1,250,000	1,249,220
Las Vegas Sands Corp 5.625% 6/15/2028	1,000,000	1,014,355
Las Vegas Sands Corp 6% 8/15/2029	1,000,000	1,028,407
Marriott International Inc/MD 5.5% 4/15/2037	4,500,000	4,548,067
		9,323,946
Leisure Products - 0.0%
Hasbro Inc 3.9% 11/19/2029	500,000	487,473
Hasbro Inc 6.05% 5/14/2034	250,000	261,295
		748,768
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 5.1% 3/11/2030	750,000	758,053
Tapestry Inc 5.5% 3/11/2035	1,000,000	1,008,002
		1,766,055
TOTAL CONSUMER DISCRETIONARY		35,382,035
Consumer Staples - 0.8%
Beverages - 0.2%
Keurig Dr Pepper Inc 5.3% 3/15/2034	1,000,000	1,001,274
Maple Parent Holdings Corp 5.05% 3/26/2031 (d)	3,997,000	3,999,324
		5,000,598
Food Products - 0.0%
Tyson Foods Inc 4.35% 3/1/2029	566,000	563,870
Tyson Foods Inc 5.7% 3/15/2034	2,500,000	2,590,236
		3,154,106
Tobacco - 0.6%
Altria Group Inc 5.8% 2/14/2039	8,000,000	8,102,295
Philip Morris International Inc 2.1% 5/1/2030	750,000	684,727
Philip Morris International Inc 4.375% 4/30/2030	1,500,000	1,489,860
Philip Morris International Inc 4.875% 2/13/2029	988,000	998,606
Philip Morris International Inc 5.125% 11/17/2027	1,900,000	1,922,053
Philip Morris International Inc 5.125% 2/15/2030	750,000	764,214
Philip Morris International Inc 6.375% 5/16/2038	2,900,000	3,181,457
		17,143,212
TOTAL CONSUMER STAPLES		25,297,916
Energy - 2.5%
Energy Equipment & Services - 0.5%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 5% 6/15/2036	10,000,000	9,849,424
Patterson-UTI Energy Inc 6.05% 5/15/2036	5,000,000	5,021,850
		14,871,274
Oil, Gas & Consumable Fuels - 2.0%
Enterprise Products Operating LLC 4.6% 1/15/2031	2,500,000	2,498,885
Enterprise Products Operating LLC 5.25% 8/16/2077 (c)	1,525,000	1,522,925
Enterprise Products Operating LLC 5.375% 2/15/2078 (c)	1,500,000	1,497,005
EOG Resources Inc 4.4% 7/15/2028	3,300,000	3,303,522
EQT Corp 7% 2/1/2030 (e)	2,000,000	2,134,813
HF Sinclair Corp 5.75% 1/15/2031	7,295,000	7,471,033
HF Sinclair Corp 6.25% 1/15/2035	4,245,000	4,417,180
Phillips 66 Co 5.875% 3/15/2056 (c)	2,500,000	2,484,434
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	2,500,000	2,564,388
Shell Finance US Inc 3.125% 11/7/2049 (d)	250,000	168,110
Shell Finance US Inc 6.375% 12/15/2038 (d)	6,715,000	7,383,407
Targa Resources Corp 4.35% 1/15/2029	497,000	495,043
Targa Resources Corp 6.125% 3/15/2033	7,500,000	7,934,965
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	1,400,000	1,334,544
Valero Energy Corp 6.625% 6/15/2037	7,500,000	8,282,767
Williams Cos Inc/The 5.3% 9/30/2035	1,500,000	1,502,712
Williams Cos Inc/The 5.65% 3/15/2033	7,500,000	7,753,413
		62,749,146
TOTAL ENERGY		77,620,420
Financials - 6.6%
Banks - 2.5%
Bank of America Corp 3.846% 3/8/2037 (c)	3,000,000	2,794,542
Bank of America Corp 4.623% 5/9/2029 (c)	1,250,000	1,252,962
Bank of America Corp 5.489% 4/23/2037 (c)	2,500,000	2,488,525
Citigroup Inc 3.52% 10/27/2028 (c)	1,250,000	1,235,126
Citigroup Inc 3.668% 7/24/2028 (c)	2,650,000	2,628,662
Citigroup Inc 3.98% 3/20/2030 (c)	4,000,000	3,929,785
Citigroup Inc 4.643% 5/7/2028 (c)	1,000,000	1,002,288
Citigroup Inc 5.592% 11/19/2034 (c)	750,000	762,037
Citigroup Inc 8.125% 7/15/2039	3,250,000	4,065,076
Citizens Financial Group Inc 5.841% 1/23/2030 (c)	200,000	205,342
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	1,500,000	1,618,636
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	4,000,000	3,741,994
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	1,250,000	1,240,610
JPMorgan Chase & Co 3.702% 5/6/2030 (c)	1,500,000	1,463,569
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	2,750,000	2,776,356
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	4,500,000	4,573,230
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	1,500,000	1,550,664
PNC Bank NA 4.429% 7/21/2028 (c)	2,000,000	2,000,528
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (c)	5,250,000	5,096,883
PNC Financial Services Group Inc/The 5.423% 1/25/2041 (c)	5,000,000	4,914,070
Santander Holdings USA Inc 5.353% 9/6/2030 (c)	1,250,000	1,263,150
Santander Holdings USA Inc 5.473% 3/20/2029 (c)	3,000,000	3,037,700
Santander Holdings USA Inc 5.741% 3/20/2031 (c)	200,000	205,015
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	500,000	515,313
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	750,000	776,577
Truist Financial Corp 5.435% 1/24/2030 (c)	200,000	204,054
Truist Financial Corp 7.161% 10/30/2029 (c)	1,125,000	1,190,042
US Bancorp 2.491% 11/3/2036 (c)	8,900,000	7,736,608
US Bancorp 6.787% 10/26/2027 (c)	750,000	757,143
Webster Financial Corp 5.784% 9/11/2035 (c)	1,700,000	1,714,012
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,250,000	1,241,354
Wells Fargo & Co 3.584% 5/22/2028 (c)	2,000,000	1,984,570
Wells Fargo & Co 4.182% 1/23/2030 (c)	5,000,000	4,948,954
		74,915,377
Capital Markets - 2.7%
Affiliated Managers Group Inc 3.3% 6/15/2030	2,000,000	1,886,482
Affiliated Managers Group Inc 5.5% 2/15/2036	3,000,000	2,967,239
Ares Capital Corp 7% 1/15/2027	1,250,000	1,266,377
Bank of New York Mellon Corp/The 5.606% 7/21/2039 (c)	2,500,000	2,564,742
Blue Owl Capital Corp 3.4% 7/15/2026	1,000,000	998,539
Citadel Finance LLC 5.15% 2/14/2031 (d)	2,500,000	2,445,296
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	2,000,000	1,984,757
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	1,000,000	987,344
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	5,000,000	4,965,307
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	3,240,000	2,924,554
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (c)	4,500,000	4,510,598
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (c)	1,500,000	1,513,935
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (c)	2,000,000	2,029,287
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (c)	2,500,000	2,516,069
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (c)	2,500,000	2,602,691
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (c)	3,000,000	3,262,600
LPL Holdings Inc 4.9% 4/3/2028	1,000,000	1,003,303
Main Street Capital Corp 5.4% 8/15/2028	2,000,000	1,992,530
Morgan Stanley 2.475% 1/21/2028 (c)	2,000,000	1,976,723
Morgan Stanley 2.699% 1/22/2031 (c)	2,500,000	2,327,328
Morgan Stanley 4.238% 1/9/2030 (c)	5,000,000	4,945,028
Morgan Stanley 4.708% 3/12/2032 (c)	6,500,000	6,440,532
Morgan Stanley 5.23% 1/15/2031 (c)	750,000	761,226
Morgan Stanley 5.32% 7/19/2035 (c)	5,000,000	5,050,081
Morgan Stanley 5.466% 1/18/2035 (c)	2,500,000	2,548,866
Northern Trust Corp 5.117% 11/19/2040 (c)	2,000,000	1,960,151
S&P Global Inc 2.7% 3/1/2029	783,000	752,789
State Street Corp 3.031% 11/1/2034 (c)	9,212,000	8,648,523
Voya Global Funding 4.6% 11/24/2030 (d)	2,300,000	2,269,611
		80,102,508
Consumer Finance - 0.8%
Ally Financial Inc 5.737% 5/15/2029 (c)	136,000	138,139
Ally Financial Inc 6.992% 6/13/2029 (c)	1,800,000	1,870,601
American Express Co 4.351% 7/20/2029 (c)	2,700,000	2,691,671
American Express Co 4.444% 5/3/2030 (c)	3,500,000	3,487,594
American Express Co 5.016% 4/25/2031 (c)	1,054,000	1,067,476
American Express Co 5.389% 7/28/2027 (c)	1,000,000	1,001,847
Capital One Financial Corp 5.247% 7/26/2030 (c)	200,000	202,926
Ford Motor Credit Co LLC 3.815% 11/2/2027	4,700,000	4,630,321
Ford Motor Credit Co LLC 5.113% 5/3/2029	1,500,000	1,495,490
Ford Motor Credit Co LLC 5.303% 9/6/2029	500,000	500,671
Ford Motor Credit Co LLC 7.35% 11/4/2027	700,000	722,148
Ford Motor Credit Co LLC 7.35% 3/6/2030	2,000,000	2,129,907
John Deere Capital Corp 4.5% 1/16/2029	1,000,000	1,006,300
Synchrony Financial 5.019% 7/29/2029 (c)	1,800,000	1,802,187
Synchrony Financial 5.45% 3/6/2031 (c)	1,500,000	1,502,902
Synchrony Financial 5.935% 8/2/2030 (c)	1,500,000	1,529,522
		25,779,702
Financial Services - 0.3%
Corebridge Financial Inc 6.875% 12/15/2052 (c)	587,000	595,585
Enact Holdings Inc 6.25% 5/28/2029	3,600,000	3,717,698
Essent Group Ltd 6.25% 7/1/2029	750,000	774,331
Fidelity National Information Services Inc 1.65% 3/1/2028	1,000,000	950,193
Global Payments Inc 4.5% 11/15/2028	2,800,000	2,777,199
HA Sustainable Infrastructure Capital Inc 6.15% 1/15/2031	1,700,000	1,749,063
		10,564,069
Insurance - 0.3%
Brighthouse Financial Inc 5.625% 5/15/2030	2,500,000	2,524,270
Chubb INA Holdings LLC 4.65% 8/15/2029	250,000	251,871
First American Financial Corp 2.4% 8/15/2031	1,000,000	872,089
Prudential Financial Inc 4.5% 9/15/2047 (c)	2,000,000	1,963,015
Prudential Financial Inc 5.7% 9/15/2048 (c)	5,000,000	5,008,275
		10,619,520
TOTAL FINANCIALS		201,981,176
Health Care - 2.4%
Biotechnology - 0.4%
AbbVie Inc 4.875% 3/15/2030	1,500,000	1,521,999
Amgen Inc 3.2% 11/2/2027	500,000	492,785
Gilead Sciences Inc 4.8% 4/1/2044	10,000,000	9,114,603
Gilead Sciences Inc 5.1% 6/15/2035	1,400,000	1,414,228
		12,543,615
Health Care Providers & Services - 1.2%
Ascension Health 4.923% 11/15/2035	498,000	494,148
Cencora Inc 4.85% 12/15/2029	1,000,000	1,008,359
CommonSpirit Health 5.318% 12/1/2034	1,250,000	1,251,637
CVS Health Corp 1.3% 8/21/2027	450,000	433,584
CVS Health Corp 6% 6/1/2044	9,105,000	9,149,053
HCA Inc 5.25% 3/1/2030	500,000	508,627
Humana Inc 5.55% 5/1/2035	5,000,000	5,005,847
Humana Inc 5.95% 3/15/2034	3,500,000	3,621,236
Sabra Health Care LP 3.9% 10/15/2029	1,000,000	968,963
UnitedHealth Group Inc 3.5% 8/15/2039	7,250,000	5,960,740
UnitedHealth Group Inc 5.875% 2/15/2053	5,000,000	5,019,138
UnitedHealth Group Inc 6.05% 2/15/2063	2,500,000	2,542,100
		35,963,432
Life Sciences Tools & Services - 0.1%
Illumina Inc 4.75% 12/12/2030	2,250,000	2,244,944
Pharmaceuticals - 0.7%
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	5,900,000	6,520,468
Johnson & Johnson 4.8% 6/1/2029	250,000	254,888
Novartis Capital Corp 2.2% 8/14/2030	250,000	228,624
Royalty Pharma PLC 5.15% 9/2/2029	2,600,000	2,638,747
Royalty Pharma PLC 5.4% 9/2/2034	500,000	505,934
Royalty Pharma PLC 5.9% 9/2/2054	2,950,000	2,918,807
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,250,000	1,249,821
Viatris Inc 2.7% 6/22/2030	8,535,000	7,805,509
		22,122,798
TOTAL HEALTH CARE		72,874,789
Industrials - 2.1%
Aerospace & Defense - 0.3%
General Dynamics Corp 4.95% 8/15/2035	700,000	703,253
Hexcel Corp 4.9% 5/15/2031	1,923,000	1,918,525
Honeywell Aerospace Inc 4.6% 3/16/2033 (d)	4,000,000	3,941,083
Huntington Ingalls Industries Inc 5.353% 1/15/2030	2,500,000	2,548,689
		9,111,550
Building Products - 0.0%
Johnson Controls International plc 4.625% 7/2/2044 (e)	100,000	88,128
Commercial Services & Supplies - 0.2%
Republic Services Inc 2.3% 3/1/2030	1,000,000	924,722
Republic Services Inc 5% 11/15/2029	750,000	763,569
Waste Management Inc 3.875% 1/15/2029	3,250,000	3,212,021
		4,900,312
Construction & Engineering - 0.3%
MasTec Inc 5.9% 6/15/2029	3,950,000	4,064,463
Quanta Services Inc 5.25% 8/9/2034	5,000,000	5,056,318
		9,120,781
Electrical Equipment - 0.3%
Regal Rexnord Corp 6.3% 2/15/2030	5,000,000	5,218,413
Regal Rexnord Corp 6.4% 4/15/2033	2,500,000	2,649,326
		7,867,739
Ground Transportation - 0.1%
Fedex Freight Holding Co Inc 4.95% 3/15/2033 (d)	2,250,000	2,207,161
Fedex Freight Holding Co Inc 5.25% 3/15/2036 (d)	2,300,000	2,243,688
		4,450,849
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	500,000	469,082
3M Co 3.05% 4/15/2030	750,000	710,323
		1,179,405
Machinery - 0.5%
Caterpillar Inc 5.2% 5/15/2035	1,000,000	1,022,516
Cummins Inc 4.7% 2/15/2031	900,000	906,112
Cummins Inc 5.15% 2/20/2034	5,335,000	5,436,603
Cummins Inc 5.3% 5/9/2035	2,000,000	2,044,785
Kennametal Inc 5.8% 5/28/2036	2,500,000	2,533,453
Oshkosh Corp 3.1% 3/1/2030	2,000,000	1,882,934
		13,826,403
Passenger Airlines - 0.1%
Delta Air Lines 2020-1 Class A Pass Through Trust equipment trust certificate 2% 12/10/2029	1,006,700	974,593
Southwest Airlines Co 4.375% 11/15/2028	1,250,000	1,241,530
Southwest Airlines Co 5.25% 11/15/2035	1,500,000	1,453,809
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/2029	583,414	591,997
		4,261,929
Professional Services - 0.2%
Concentrix Corp 6.5% 3/1/2029	3,693,000	3,624,110
Equifax Inc 4.8% 9/15/2029	500,000	501,694
Jacobs Solutions Inc 4.75% 3/3/2031	3,500,000	3,461,479
		7,587,283
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.85% 3/24/2031 (d)	2,000,000	1,981,696
TOTAL INDUSTRIALS		64,376,075
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics Inc 2.95% 2/15/2032	1,500,000	1,335,699
Corning Inc 5.45% 11/15/2079	1,750,000	1,617,834
Dell International LLC / EMC Corp 8.1% 7/15/2036	1,500,000	1,800,014
Flex Ltd 4.875% 6/15/2029	2,200,000	2,207,000
Flex Ltd 5.375% 11/13/2035	1,800,000	1,772,140
Jabil Inc 4.2% 2/1/2029	2,300,000	2,271,255
TD SYNNEX Corp 1.75% 8/9/2026	200,000	198,989
TD SYNNEX Corp 6.1% 4/12/2034	1,000,000	1,050,546
		12,253,477
IT Services - 0.1%
IBM Corporation 1.7% 5/15/2027	1,250,000	1,221,778
IBM Corporation 3.5% 5/15/2029	1,500,000	1,462,384
		2,684,162
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 4.9% 2/15/2038	1,000,000	964,867
Broadcom Inc 4.926% 5/15/2037 (d)	3,500,000	3,400,852
Broadcom Inc 4.95% 1/15/2036	2,300,000	2,272,886
Intel Corp 5.3% 5/15/2036	2,500,000	2,496,835
Intel Corp 5.625% 2/10/2043	1,500,000	1,459,532
Intel Corp 6.125% 5/15/2056	1,000,000	1,007,347
Intel Corp 6.2% 5/15/2066	1,500,000	1,507,955
Marvell Technology Inc 4.75% 7/15/2030	324,000	325,020
		13,435,294
Software - 1.0%
AppLovin Corp 5.125% 12/1/2029	1,850,000	1,871,547
AppLovin Corp 5.375% 12/1/2031	500,000	508,872
AppLovin Corp 5.5% 12/1/2034	2,000,000	2,019,424
Cadence Design Systems Inc 4.3% 9/10/2029	1,000,000	993,911
Oracle Corp 6.125% 7/8/2039	1,253,000	1,233,350
Oracle Corp 6.125% 8/3/2065	4,000,000	3,465,344
Oracle Corp 6.25% 11/9/2032	2,500,000	2,599,408
Oracle Corp 6.55% 2/4/2046	1,000,000	964,192
Oracle Corp 6.9% 11/9/2052	7,500,000	7,379,416
Roper Technologies Inc 2.95% 9/15/2029	1,000,000	948,069
Salesforce Inc 5.2% 3/15/2033	5,000,000	5,030,104
Salesforce Inc 6.55% 3/15/2056	2,500,000	2,548,790
VMware LLC 1.8% 8/15/2028	1,750,000	1,654,375
		31,216,802
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc 3.2% 5/11/2027	250,000	248,313
Hewlett Packard Enterprise Co 4.5% 3/23/2028	5,300,000	5,299,083
		5,547,396
TOTAL INFORMATION TECHNOLOGY		65,137,131
Materials - 0.8%
Chemicals - 0.7%
Albemarle Corp 5.05% 6/1/2032	77,000	77,100
Dow Chemical Co/The 2.1% 11/15/2030	1,150,000	1,017,944
Dow Chemical Co/The 4.8% 1/15/2031	2,500,000	2,476,130
Dow Chemical Co/The 5.65% 3/15/2036	5,000,000	4,996,966
EIDP Inc 4.8% 5/15/2033	750,000	740,644
LYB International Finance III LLC 5.5% 3/1/2034	6,000,000	6,006,209
LYB International Finance III LLC 6.15% 5/15/2035	3,000,000	3,110,698
Westlake Corp 5.55% 11/15/2035	3,500,000	3,487,722
		21,913,413
Construction Materials - 0.0%
CRH America Finance Inc 4.4% 2/9/2031	408,000	402,700
Containers & Packaging - 0.0%
WRKCo Inc 4% 3/15/2028	1,000,000	992,200
Metals & Mining - 0.1%
Steel Dynamics Inc 5.25% 5/15/2035	2,500,000	2,519,253
TOTAL MATERIALS		25,827,566
Real Estate - 1.1%
Diversified REITs - 0.1%
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	1,000,000	945,692
VICI Properties LP 4.95% 2/15/2030	2,000,000	2,000,374
		2,946,066
Health Care REITs - 0.4%
Omega Healthcare Investors Inc 3.625% 10/1/2029	2,000,000	1,922,040
Omega Healthcare Investors Inc 5.2% 7/1/2030	2,000,000	2,012,905
Ventas Realty LP 5% 2/15/2036	2,900,000	2,845,914
Ventas Realty LP 5.625% 7/1/2034	500,000	515,543
Welltower OP LLC 2.05% 1/15/2029	1,250,000	1,176,858
Welltower OP LLC 4.5% 7/1/2030	2,300,000	2,291,474
		10,764,734
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.9% 4/1/2029	350,000	343,735
Host Hotels & Resorts LP 3.375% 12/15/2029	3,250,000	3,093,213
		3,436,948
Residential REITs - 0.0%
Camden Property Trust 3.15% 7/1/2029	750,000	719,950
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,348,000	1,327,005
Realty Income Corp 4% 7/15/2029	1,400,000	1,378,348
Regency Centers LP 5.25% 1/15/2034	1,000,000	1,013,583
Simon Property Group LP 4.375% 10/1/2030	3,000,000	2,975,674
		6,694,610
Specialized REITs - 0.3%
American Tower Corp 3.95% 3/15/2029	2,200,000	2,165,322
Crown Castle Inc 5.6% 6/1/2029	1,000,000	1,025,046
Equinix Inc 2.5% 5/15/2031	2,500,000	2,242,818
Public Storage Operating Co 4.375% 7/1/2030	3,000,000	2,984,370
		8,417,556
TOTAL REAL ESTATE		32,979,864
Utilities - 2.6%
Electric Utilities - 1.9%
AEP Texas Inc 5.2% 4/15/2036	501,000	493,012
American Electric Power Co Inc 3.875% 2/15/2062 (c)	7,000,000	6,927,599
American Electric Power Co Inc 5.8% 3/15/2056 (c)	1,000,000	996,913
Avangrid Inc 3.8% 6/1/2029	1,200,000	1,170,526
CenterPoint Energy Houston Electric LLC 5.15% 3/1/2034	500,000	507,367
Commonwealth Edison Co 2.2% 3/1/2030	1,500,000	1,380,761
Duke Energy Corp 3.25% 1/15/2082 (c)	7,600,000	7,473,760
Entergy Corp 7.125% 12/1/2054 (c)	5,000,000	5,184,905
Entergy Tex Inc 5.25% 4/15/2035	750,000	755,292
Evergy Inc 6.65% 6/1/2055 (c)	500,000	510,726
Eversource Energy 6.1% 8/15/2056 (c)	1,000,000	993,837
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (c)	7,650,000	7,528,614
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	700,000	703,038
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (c)	1,200,000	1,184,527
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053	4,000,000	3,631,341
PacifiCorp 5.1% 2/15/2029	500,000	505,752
Public Service Co of Colorado 5.15% 9/15/2035	2,500,000	2,495,957
Public Service Co of Colorado 5.35% 5/15/2034	2,750,000	2,798,031
Southern California Edison Co 3.9% 3/15/2043	2,500,000	1,908,745
Southern California Edison Co 5.3% 3/1/2028	1,750,000	1,768,492
Southern California Edison Co 5.45% 3/1/2035	4,000,000	3,996,604
Southern California Edison Co 5.85% 11/1/2027	1,250,000	1,270,601
Southern California Edison Co 5.875% 12/1/2053	1,000,000	950,877
Southern California Edison Co 5.95% 2/1/2038	1,250,000	1,266,852
Southern Co/The 3.75% 9/15/2051 (c)	2,075,000	2,071,098
Wisconsin Electric Power Co 5% 5/15/2029	1,250,000	1,269,552
		59,744,779
Gas Utilities - 0.1%
National Fuel Gas Co 2.95% 3/1/2031	1,000,000	911,641
National Fuel Gas Co 5.5% 3/15/2030	750,000	766,901
Southwest Gas Corp 2.2% 6/15/2030	1,000,000	907,458
		2,586,000
Multi-Utilities - 0.6%
CenterPoint Energy Inc 6.7% 5/15/2055 (c)	1,000,000	1,029,820
Dominion Energy Inc 6% 2/15/2056 (c)	1,000,000	1,005,409
Dominion Energy Inc 6.875% 2/1/2055 (c)	4,000,000	4,147,684
NiSource Inc 6.95% 11/30/2054 (c)	1,625,000	1,687,616
San Diego Gas & Electric Co 5.4% 4/15/2035	2,500,000	2,549,773
Sempra 4.125% 4/1/2052 (c)	4,500,000	4,446,588
Sempra 6.625% 4/1/2055 (c)	500,000	505,184
Sempra 6.875% 10/1/2054 (c)	2,500,000	2,552,943
		17,925,017
TOTAL UTILITIES		80,255,796
TOTAL UNITED STATES		704,816,331
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $930,710,959)		930,962,215

U.S. Government Agency - Mortgage Securities - 27.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 27.6%
Fannie Mae 5.5% 1/1/2055	20,780,454	20,893,371
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	492,513	453,128
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	529,727	487,614
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,398,535	1,286,042
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	3,272,063	3,008,870
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	648,274	543,878
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,442,343	12,121,107
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	16,302,681	13,677,348
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	116,008	97,363
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,865,858	1,565,969
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	3,543,111	3,343,368
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	708,537	668,594
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	396,035	373,709
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	8,734,952	7,331,032
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	7,606,922	7,178,083
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2036	7,900,313	7,454,933
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	3,704,721	3,106,966
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	3,091,950	2,944,421
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	1,947,548	1,704,494
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	697,817	675,064
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	444,943	430,434
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	851,382	821,492
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2054	7,314,763	7,041,961
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	3,847,203	3,807,483
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	323,201	320,066
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	4,282,321	4,228,742
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	276,397	273,716
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	2,182,093	2,154,791
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	3,824,317	3,849,005
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	740,124	729,939
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	8,886,204	8,775,023
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	647,191	651,598
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	3,665,209	3,700,473
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	5,840,509	5,880,276
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	2,916,565	2,980,476
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	4,428,781	4,522,024
Freddie Mac Gold Pool 1.5% 10/1/2050	3,323,830	2,550,189
Freddie Mac Gold Pool 2% 10/1/2036	1,123,780	1,033,387
Freddie Mac Gold Pool 2% 6/1/2036	1,979,320	1,821,966
Freddie Mac Gold Pool 2% 7/1/2036	3,161,003	2,906,743
Freddie Mac Gold Pool 2.5% 1/1/2037	570,094	537,955
Freddie Mac Gold Pool 3% 5/1/2037	1,472,372	1,402,120
Freddie Mac Gold Pool 3% 5/1/2051	1,654,564	1,447,557
Freddie Mac Gold Pool 4.5% 1/1/2053	812,451	785,959
Freddie Mac Gold Pool 4.5% 10/1/2054	3,305,635	3,182,352
Freddie Mac Gold Pool 4.5% 11/1/2053	875,029	845,676
Freddie Mac Gold Pool 4.5% 11/1/2054	6,500,128	6,257,708
Freddie Mac Gold Pool 4.5% 5/1/2054	10,131,925	9,757,224
Freddie Mac Gold Pool 4.5% 7/1/2053	662,169	639,957
Freddie Mac Gold Pool 4.5% 9/1/2053	407,735	394,058
Freddie Mac Gold Pool 5% 10/1/2054	8,643,532	8,535,387
Freddie Mac Gold Pool 5.5% 1/1/2054	373,489	377,083
Freddie Mac Gold Pool 5.5% 1/1/2055	8,434,168	8,483,358
Freddie Mac Gold Pool 5.5% 12/1/2053	1,114,564	1,126,333
Freddie Mac Gold Pool 5.5% 12/1/2054	1,176,684	1,184,696
Freddie Mac Gold Pool 5.5% 3/1/2054	2,919,566	2,945,831
Freddie Mac Gold Pool 5.5% 7/1/2053	506,585	511,776
Freddie Mac Gold Pool 5.5% 9/1/2055	2,136,754	2,151,303
Freddie Mac Gold Pool 6% 12/1/2054	657,738	672,151
Freddie Mac Gold Pool 6% 3/1/2054	801,741	820,688
Freddie Mac Gold Pool 6% 7/1/2054	284,838	291,747
Freddie Mac Non Gold Pool 6% 5/1/2055	2,209,125	2,260,282
Ginnie Mae I Pool 6% 11/20/2052	192,336	197,823
Ginnie Mae II Pool 2% 10/20/2050	1,577,297	1,296,405
Ginnie Mae II Pool 2% 11/20/2050	3,442,984	2,829,841
Ginnie Mae II Pool 2% 12/20/2050	5,202,692	4,276,171
Ginnie Mae II Pool 2% 2/20/2051	5,781,621	4,750,195
Ginnie Mae II Pool 2% 6/1/2056 (b)	25,000	20,516
Ginnie Mae II Pool 2% 8/20/2050	8,290,273	6,813,900
Ginnie Mae II Pool 2% 9/20/2050	10,070,381	8,276,998
Ginnie Mae II Pool 2.5% 1/20/2050	444,448	382,354
Ginnie Mae II Pool 2.5% 10/20/2050	567,954	487,894
Ginnie Mae II Pool 2.5% 11/20/2050	7,741,923	6,650,610
Ginnie Mae II Pool 2.5% 12/20/2050	228,418	195,934
Ginnie Mae II Pool 2.5% 5/20/2051	1,507,300	1,291,531
Ginnie Mae II Pool 2.5% 6/1/2056 (b)	10,000,000	8,558,632
Ginnie Mae II Pool 2.5% 6/20/2050	1,121,965	965,214
Ginnie Mae II Pool 2.5% 7/20/2050	5,263,755	4,521,768
Ginnie Mae II Pool 2.5% 8/20/2050	9,574,960	8,205,810
Ginnie Mae II Pool 3% 4/20/2051	653,842	583,022
Ginnie Mae II Pool 3.5% 6/1/2056 (b)	4,850,000	4,369,547
Ginnie Mae II Pool 4% 6/1/2056 (b)	41,750,000	38,832,393
Ginnie Mae II Pool 4.5% 8/20/2054	4,729,209	4,560,665
Ginnie Mae II Pool 5% 11/20/2054	4,461,037	4,416,141
Ginnie Mae II Pool 5% 12/20/2054	2,681,950	2,654,959
Ginnie Mae II Pool 5% 2/20/2055	1,196,486	1,183,697
Ginnie Mae II Pool 5% 3/20/2055	6,478,326	6,407,054
Ginnie Mae II Pool 5% 6/1/2056 (b)	12,950,000	12,791,464
Ginnie Mae II Pool 5% 7/1/2056 (b)	4,675,000	4,611,924
Ginnie Mae II Pool 5.5% 11/20/2054	8,063,493	8,145,394
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	5,000,000	5,031,074
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	2,375,000	2,385,771
Ginnie Mae II Pool 6% 6/1/2056 (b)	36,500,000	37,183,517
Ginnie Mae II Pool 6% 7/1/2056 (b)	10,075,000	10,258,159
Ginnie Mae II Pool 6.5% 6/1/2056 (b)	4,000,000	4,163,750
Uniform Mortgage Backed Securities 2% 6/1/2041 (b)	1,600,000	1,469,312
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	51,800,000	41,446,071
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	43,075,000	34,453,272
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	96,750,000	81,024,343
Uniform Mortgage Backed Securities 3% 6/1/2056 (b)	35,000,000	30,581,250
Uniform Mortgage Backed Securities 3% 7/1/2056 (b)	15,825,000	13,817,820
Uniform Mortgage Backed Securities 3.5% 6/1/2041 (b)	29,750,000	28,453,084
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (b)	44,700,000	40,652,554
Uniform Mortgage Backed Securities 4% 6/1/2041 (b)	42,500,000	41,263,182
Uniform Mortgage Backed Securities 4% 6/1/2056 (b)	32,000,000	29,973,750
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (b)	7,500,000	7,202,344
Uniform Mortgage Backed Securities 5% 6/1/2041 (b)	6,650,000	6,684,289
Uniform Mortgage Backed Securities 5% 6/1/2056 (b)	6,240,000	6,141,525
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	2,675,000	2,685,344
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (b)	50,000,000	50,242,190
Uniform Mortgage Backed Securities 6% 6/1/2056 (b)	22,325,000	22,795,919
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (b)	4,250,000	4,416,016
TOTAL UNITED STATES		852,608,731
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $850,980,684)		852,608,731

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Fannie Mae 5.625% 7/15/2037	1,250,000	1,357,298
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Tennessee Valley Authority 4.375% 8/1/2034	1,500,000	1,497,193
Tennessee Valley Authority 4.625% 9/15/2060	150,000	131,482
Tennessee Valley Authority 5.25% 2/1/2055	9,850,000	9,613,075
Tennessee Valley Authority 6.15% 1/15/2038	500,000	566,961
TOTAL UTILITIES		11,808,711
TOTAL UNITED STATES		13,166,009
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,153,335)		13,166,009

U.S. Treasury Obligations - 44.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 2/15/2050	4.78 to 5.01	9,250,000	5,338,623
US Treasury Bonds 2.25% 5/15/2041	5.09	5,000,000	3,626,367
US Treasury Bonds 2.25% 8/15/2049	4.63 to 5.11	50,000,000	30,828,125
US Treasury Bonds 2.875% 5/15/2043	4.51 to 5.03	21,000,000	16,023,984
US Treasury Bonds 2.875% 5/15/2049	4.86	5,000,000	3,523,828
US Treasury Bonds 3.125% 5/15/2048	4.69 to 5.15	50,000,000	37,296,875
US Treasury Bonds 3.625% 2/15/2053	5.08	5,000,000	3,965,430
US Treasury Bonds 3.625% 5/15/2053	5.08	5,000,000	3,961,719
US Treasury Bonds 4% 11/15/2052	4.72 to 5.04	12,500,000	10,613,281
US Treasury Bonds 4.125% 8/15/2044	4.86 to 4.88	8,900,000	8,007,914
US Treasury Bonds 4.125% 8/15/2053	5.07 to 5.23	10,000,000	8,671,484
US Treasury Bonds 4.25% 2/15/2054	4.81	5,000,000	4,427,539
US Treasury Bonds 4.25% 8/15/2054	4.86	400,000	354,297
US Treasury Bonds 4.375% 5/15/2040	4.48 to 4.82	13,500,000	13,003,242
US Treasury Bonds 4.375% 8/15/2043	4.48 to 4.65	3,950,000	3,698,033
US Treasury Bonds 4.5% 11/15/2054 (g)	4.66 to 5.00	62,000,000	57,267,658
US Treasury Bonds 4.625% 11/15/2044	4.62 to 5.02	44,150,000	42,342,609
US Treasury Bonds 4.625% 11/15/2045	4.64 to 4.88	39,000,000	37,269,375
US Treasury Bonds 4.625% 2/15/2046	4.90 to 5.03	20,000,000	19,100,000
US Treasury Bonds 4.625% 2/15/2055	4.84 to 4.86	25,000,000	23,579,430
US Treasury Bonds 4.625% 5/15/2044	4.61 to 4.91	10,000,000	9,616,406
US Treasury Bonds 4.75% 11/15/2043	4.46 to 4.88	7,500,000	7,344,727
US Treasury Bonds 4.75% 8/15/2055	4.88 to 4.92	9,000,000	8,665,664
US Treasury Notes 0.625% 8/15/2030	3.61 to 3.79	10,000,000	8,662,500
US Treasury Notes 0.75% 8/31/2026	3.84 to 4.11	47,500,000	47,150,429
US Treasury Notes 2.875% 5/15/2028	3.52 to 4.01	55,000,000	53,833,399
US Treasury Notes 2.875% 5/15/2032	4.08	5,000,000	4,648,047
US Treasury Notes 3.375% 5/15/2033	4.50	5,000,000	4,727,148
US Treasury Notes 3.375% 9/15/2028	3.46 to 3.62	17,500,000	17,251,172
US Treasury Notes 3.5% 1/15/2029	3.64	5,000,000	4,932,617
US Treasury Notes 3.5% 10/15/2028	3.58 to 3.64	15,000,000	14,820,704
US Treasury Notes 3.5% 11/15/2028	3.55 to 3.64	20,000,000	19,748,438
US Treasury Notes 3.5% 11/30/2030	3.70 to 3.83	18,000,000	17,539,453
US Treasury Notes 3.5% 12/15/2028	3.50 to 3.62	20,000,000	19,741,406
US Treasury Notes 3.5% 2/15/2033	4.15	5,000,000	4,776,367
US Treasury Notes 3.5% 2/28/2031	3.74 to 4.18	7,500,000	7,297,852
US Treasury Notes 3.5% 3/15/2029	4.08 to 4.17	30,000,000	29,571,094
US Treasury Notes 3.5% 4/30/2030	3.90	5,000,000	4,890,625
US Treasury Notes 3.5% 9/30/2026	3.69 to 4.09	45,000,000	44,959,219
US Treasury Notes 3.5% 9/30/2027	3.49 to 4.00	17,647,000	17,544,978
US Treasury Notes 3.625% 10/31/2030	3.82	15,000,000	14,698,828
US Treasury Notes 3.625% 3/31/2030	3.65	4,250,000	4,178,779
US Treasury Notes 3.625% 8/15/2028	3.64 to 3.65	15,000,000	14,875,195
US Treasury Notes 3.625% 8/31/2027	3.50 to 3.56	10,000,000	9,960,938
US Treasury Notes 3.625% 8/31/2030	3.68 to 4.19	45,000,000	44,135,156
US Treasury Notes 3.625% 9/30/2030	3.66 to 3.84	17,500,000	17,158,203
US Treasury Notes 3.625% 9/30/2031	3.81	5,000,000	4,870,117
US Treasury Notes 3.75% 1/31/2031	3.63	2,500,000	2,459,570
US Treasury Notes 3.75% 10/31/2032	3.77 to 3.78	3,500,000	3,401,836
US Treasury Notes 3.75% 2/28/2033	4.09 to 4.11	8,500,000	8,242,676
US Treasury Notes 3.75% 5/31/2030	4.24	5,000,000	4,934,570
US Treasury Notes 3.75% 6/30/2030	3.87	3,500,000	3,452,285
US Treasury Notes 3.75% 8/15/2027	3.56 to 4.04	50,000,000	49,886,719
US Treasury Notes 3.875% 3/31/2031	4.06 to 4.18	20,000,000	19,770,312
US Treasury Notes 3.875% 4/30/2031	4.18	5,000,000	4,941,797
US Treasury Notes 3.875% 6/15/2028	4.13	10,000,000	9,973,047
US Treasury Notes 3.875% 7/31/2027	3.79	5,000,000	4,996,289
US Treasury Notes 3.875% 7/31/2030	3.68 to 4.29	17,750,000	17,588,447
US Treasury Notes 3.875% 8/15/2034	4.22	4,000,000	3,868,057
US Treasury Notes 3.875% 8/31/2032	3.78 to 3.89	6,325,000	6,198,747
US Treasury Notes 3.875% 9/30/2032	3.94	10,000,000	9,796,484
US Treasury Notes 4% 1/31/2031	4.08 to 4.26	10,000,000	9,941,016
US Treasury Notes 4% 1/31/2033	4.11 to 4.31	5,000,000	4,922,656
US Treasury Notes 4% 11/15/2035	4.14 to 4.27	9,000,000	8,704,688
US Treasury Notes 4% 4/30/2032	4.03	2,000,000	1,977,813
US Treasury Notes 4% 7/31/2030	3.59	8,500,000	8,461,816
US Treasury Notes 4% 7/31/2032	3.77 to 3.99	15,500,000	15,304,434
US Treasury Notes 4.125% 11/15/2032	3.77 to 4.26	11,500,000	11,418,691
US Treasury Notes 4.125% 11/30/2031	3.69 to 3.91	10,000,000	9,971,875
US Treasury Notes 4.125% 2/28/2027	3.57 to 3.80	70,000,000	70,143,556
US Treasury Notes 4.125% 3/31/2032	4.00 to 4.22	14,500,000	14,438,828
US Treasury Notes 4.125% 5/31/2032	3.76 to 3.99	8,000,000	7,960,202
US Treasury Notes 4.125% 8/31/2030	3.86	5,000,000	4,999,414
US Treasury Notes 4.25% 1/31/2030	3.72 to 4.05	25,000,000	25,128,906
US Treasury Notes 4.25% 5/15/2035	4.03 to 4.23	15,000,000	14,832,422
US Treasury Notes 4.375% 12/31/2029	3.56 to 3.80	30,000,000	30,282,422
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.44	43,250,000	43,347,988
US Treasury Notes 4.375% 8/31/2028	3.72	10,000,000	10,073,047
US Treasury Notes 4.5% 5/31/2029	3.71 to 4.10	55,000,000	55,672,462
US Treasury Notes 4.625% 11/15/2026	3.62 to 3.80	20,000,000	20,074,062
US Treasury Notes 4.625% 5/31/2031	3.67 to 4.19	43,000,000	43,901,992
US Treasury Notes 4.75% 2/15/2045	4.79 to 4.87	13,000,000	12,658,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,378,363,855)			1,364,226,642

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $277,946,298)	3.67	277,890,719	277,946,298

TOTAL INVESTMENT IN SECURITIES - 117.9% (Cost $3,653,313,655)	3,641,040,649
NET OTHER ASSETS (LIABILITIES) - (17.9)%	(552,230,934)
NET ASSETS - 100.0%	3,088,809,715

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 6/1/2056	(4,675,000)	(4,617,768)
Ginnie Mae II Pool 5.5% 6/1/2056	(2,375,000)	(2,389,760)
Ginnie Mae II Pool 6% 6/1/2056	(10,525,000)	(10,722,096)
Uniform Mortgage Backed Securities 2% 6/1/2056	(43,075,000)	(34,465,048)
Uniform Mortgage Backed Securities 3% 6/1/2056	(15,825,000)	(13,827,094)
Uniform Mortgage Backed Securities 5% 6/1/2041	(2,675,000)	(2,688,793)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(68,710,559)

TOTAL TBA SALE COMMITMENTS (Proceeds $68,206,418)		(68,710,559)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,724,825 or 1.3% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,554,263.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	181,211,509	630,552,830	533,820,389	4,321,249	2,348	-	277,946,298	277,890,719	0.4%
Fidelity Securities Lending Cash Central Fund	-	4,754,936	4,754,936	39	-	-	-	-	0.0%
Total	181,211,509	635,307,766	538,575,325	4,321,288	2,348	-	277,946,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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